Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 6, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Central Index Key	dei_EntityCentralIndexKey	0000722574
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 6, 2011
Prospectus Date	rr_ProspectusDate	Jan 29, 2011

Class A, Class T, Class B, and Class C | Fidelity Advisor Mid Cap Fund

Supplement to the
Fidelity Advisor® Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

The Board of Trustees of Fidelity Advisor® Mid Cap Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Advisor Mid Cap Fund" to "Fidelity Advisor Stock Selector Mid Cap Fund," and modifying the fund's investment policies.

Effective August 1, 2011, the following bullet replaces the first and second bullet found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

MC-11-02 May 6, 2011 1.756202.130
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Jan 29, 2011
Class A, Class T, Class B, and Class C | Fidelity Advisor Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000722574_SupplementTextBlock

Supplement to the
Fidelity Advisor® Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

The Board of Trustees of Fidelity Advisor® Mid Cap Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Advisor Mid Cap Fund" to "Fidelity Advisor Stock Selector Mid Cap Fund," and modifying the fund's investment policies.

Effective August 1, 2011, the following bullet replaces the first and second bullet found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

MC-11-02 May 6, 2011 1.756202.130
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Institutional Class | Fidelity Advisor Mid Cap Fund

Supplement to the
Fidelity Advisor® Mid Cap Fund
Institutional Class
January 29, 2011
Prospectus

The Board of Trustees of Fidelity Advisor® Mid Cap Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Advisor Mid Cap Fund" to "Fidelity Advisor Stock Selector Mid Cap Fund," and modifying the fund's investment policies.

Effective August 1, 2011, the following bullet replaces the first and second bullet found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

MCI-11-02 May 6, 2011 1.756201.122
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Jan 29, 2011
Institutional Class | Fidelity Advisor Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000722574_SupplementTextBlock

Supplement to the
Fidelity Advisor® Mid Cap Fund
Institutional Class
January 29, 2011
Prospectus

The Board of Trustees of Fidelity Advisor® Mid Cap Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Advisor Mid Cap Fund" to "Fidelity Advisor Stock Selector Mid Cap Fund," and modifying the fund's investment policies.

Effective August 1, 2011, the following bullet replaces the first and second bullet found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

MCI-11-02 May 6, 2011 1.756201.122
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 29, 2011